Nature of Business and Financial Statement Presentation (Useful Lives) (Details)	12 Months Ended
Dec. 31, 2013
Building and Building and Land Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	20 years
Building and Building and Land Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	40 years
Furniture, Fixtures, and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Furniture, Fixtures, and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years
Tenant Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	The shorter of the term of the related lease or useful life